FINANCIAL ASSETS AND LIABILITIES - Summary of Loans, Borrowings and Debentures (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures | R$		R$ 41,732,118		R$ 35,062,161
Loans and financing | R$		56,904,654		52,987,216	R$ 45,659,037
Current | R$		4,882,398		4,542,205
Non-current | R$		52,022,256		48,445,011
Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.52%
Commercial bank notes [member] | Jan-31
Disclosure of detailed information about borrowings [line items]
Objective	Capital management
Segments	Cosan Corporate
Commercial bank notes [member] | Dec-28
Disclosure of detailed information about borrowings [line items]
Objective	Capital management
Segments	Cosan Corporate
Secured
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures | R$		R$ 15,172,536		17,925,055
Secured | BNDES | URTJLP | Jul-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Currency	Real
Interest Rate	8.60%	8.60%
Loans, borrowings and debentures	$ 2,210,390		$ 2,221,900
Maturity	Jul-31
Objective	Investments
Segments	Rumo
Secured | BNDES | Prefixed [member] | Jan-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Real
Interest Rate	3.50%	3.50%
Loans, borrowings and debentures	$ 29		378
Maturity	Jan-24
Objective	Investments
Segments	Rumo
Secured | BNDES | Prefixed [member] | Dec-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Real
Interest Rate	6.00%	6.00%
Loans, borrowings and debentures	$ 128,494		280,919
Maturity	Dec-24
Objective	Investments
Segments	Rumo
Secured | BNDES | IPCA + 4.10% | Apr-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Currency	Real
Interest Rate	8.71%	8.71%
Loans, borrowings and debentures	$ 112,946		131,885
Maturity	Apr-29
Objective	Investments
Segments	Compass
Secured | BNDES | IPCA + 5.74% | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.74%
Currency	Real
Interest Rate	10.42%	10.42%
Loans, borrowings and debentures	$ 295,058
Maturity	Dec-36
Objective	Investments
Segments	Compass
Secured | BNDES | IPCA + 5.74% | Dec-36
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Investments
Segments	Compass
Secured | BNDES | IPCA + 5.74% | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.74%
Interest Rate	10.42%	10.42%
Loans, borrowings and debentures	$ 598,752		544,925
Maturity	Dec-36
Secured | BNDES | I P C A Index Plus 6 Point 01 Percent [member] | Dec-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.01%
Currency	Real
Interest Rate	10.71%	10.71%
Loans, borrowings and debentures | R$		R$ 304,276
Maturity	Dec-36
Objective	Investments
Segments	Compass
Secured | BNDES | C D I Index, 1 [member] | Jun-34
Disclosure of detailed information about borrowings [line items]
Interest, Index	99.98% of CDI
Currency	Real
Interest Rate	7.82%	7.82%
Loans, borrowings and debentures | R$		R$ 1,547,664		1,653,501
Maturity	Jun-34
Objective	Investments
Segments	Compass
Secured | Export Credit Agency (“ECA”) | IPCA + 4.10% | Jan-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.10%
Currency	Real
Interest Rate	10.63%	10.63%
Loans, borrowings and debentures	$ 140,016		73,717
Maturity	Jan-30
Objective	Investments
Segments	Compass
Secured | Export Credit Agency (“ECA”) | Euribor + 0.58% | Sep-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Euribor + 0.58%
Currency	Euro
Interest Rate	4.52%	4.52%
Loans, borrowings and debentures	$ 48,849		68,455
Maturity	Sep-26
Objective	Investments
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | CDI + 2.25% | May-26
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Investments
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | CDI + 0.80% | Dec-23
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Investments
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | C D I Index Plus 2 Point 20 Percent [member] | May-26
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Capital management
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | S O F R Index Plus 1 Point 30 Percent [member] | Jan-25
Disclosure of detailed information about borrowings [line items]
Currency	Dollar
Objective	Investments
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | CDI + 2.07% | Mar-25
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Capital management
Segments	Rumo
Secured | Export Credit Agency (“ECA”) | CDI + 1.03% | Feb-26
Disclosure of detailed information about borrowings [line items]
Currency	Real
Objective	Investments
Segments	Rumo
Secured | Resolution 4,131 | Prefixed [member] | Oct-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Euro
Interest Rate	3.20%	3.20%
Loans, borrowings and debentures	$ 860,658		2,009,452
Maturity	Oct-25
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Euro
Interest Rate
Loans, borrowings and debentures			868,367
Maturity	Oct-24
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Yen
Interest Rate
Loans, borrowings and debentures | R$				578,708
Maturity	Oct-24
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Yen
Interest Rate	0.25%	0.25%
Loans, borrowings and debentures	$ 602,487		1,338,697
Maturity	Oct-25
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Euro
Interest Rate	3.40%	3.40%
Loans, borrowings and debentures	$ 1,954,022		1,966,061
Maturity	Oct-26
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Yen
Interest Rate	0.25%	0.25%
Loans, borrowings and debentures	$ 1,135,226		1,309,330
Maturity	Oct-26
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Euro
Interest Rate	3.56%	3.56%
Loans, borrowings and debentures	$ 812,496		816,172
Maturity	Oct-27
Objective	Investments
Segments	Cosan Corporate
Secured | Resolution 4,131 | Prefixed [member] | Oct-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Yen
Interest Rate	0.25%	0.25%
Loans, borrowings and debentures	$ 470,951		543,160
Maturity	Oct-27
Objective	Investments
Segments	Cosan Corporate
Secured | Swaps Debentures | CDI + 1.79% | Jun-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.79%
Currency	Real
Interest Rate	13.65%	13.65%
Loans, borrowings and debentures	$ 753,435		754,785
Maturity	Jun-27
Objective	Investments
Segments	Rumo
Secured | Swaps Debentures | CDI + 1.30% | Oct-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.30%
Currency	Real
Interest Rate	13.10%	13.10%
Loans, borrowings and debentures	$ 759,390		759,175
Maturity	Oct-27
Objective	Investments
Segments	Rumo
Secured | Swaps Debentures | IPCA + 4.77% | Jun-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.77%
Currency	Real
Interest Rate	9.41%	9.41%
Loans, borrowings and debentures	$ 773,556		632,440
Maturity	Jun-31
Objective	Investments
Segments	Rumo
Secured | Export Credit Note [Member] | CDI + 2.25% | May-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.25%
Interest Rate	15.16%	15.16%
Loans, borrowings and debentures	$ 60,774		62,760
Maturity	May-26
Secured | Export Credit Note [Member] | CDI + 0.80% | Dec-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.80%
Interest Rate
Loans, borrowings and debentures			355,770
Maturity	Dec-23
Secured | Export Credit Note [Member] | C D I Index Plus 2 Point 20 Percent [member] | Mar-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.20%
Interest Rate	14.20%	14.20%
Loans, borrowings and debentures | R$		R$ 30,252
Maturity	Mar-26
Secured | Export Credit Note [Member] | S O F R Index Plus 1 Point 30 Percent [member] | Jan-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.30%
Interest Rate	6.65%	6.65%
Loans, borrowings and debentures | R$		R$ 487,544
Maturity	Jan-25
Secured | Export Credit Note [Member] | CDI + 2.07% | Mar-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.07%
Interest Rate	14.85%	14.85%
Loans, borrowings and debentures	$ 52,101		50,467
Maturity	Mar-25
Secured | Export Credit Note [Member] | CDI + 1.03% | Feb-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.03%
Interest Rate	15.39%	15.39%
Loans, borrowings and debentures	$ 78,965		98,003
Maturity	Feb-26
Secured | Bank credit note | IPCA [member] | Jan-48
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Currency	Real
Interest Rate	5.41%	5.41%
Loans, borrowings and debentures	$ 954,205		806,028
Maturity	Jan-48
Objective	Investments
Segments	Rumo
Unsecured | Prefixed [member] | Jun-30
Disclosure of detailed information about borrowings [line items]
Maturity	Jun-30
Unsecured | Resolution 4,131 | Prefixed [member] | Dec-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Pound
Interest Rate
Loans, borrowings and debentures			125,707
Maturity	Dec-23
Objective	Investments
Segments	Moove
Unsecured | Resolution 4,131 | Prefixed [member] | Mar-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	5.50%	5.50%
Loans, borrowings and debentures	$ 31,920		45,124
Maturity	Mar-25
Objective	Investments
Segments	Moove
Unsecured | Resolution 4,131 | Prefixed [member] | May-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	4.04%	4.04%
Loans, borrowings and debentures	$ 734,191
Maturity	May-26
Objective	Investments
Segments	Compass
Unsecured | Resolution 4,131 | Prefixed [member] | Feb-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	2.13%	2.13%
Loans, borrowings and debentures	$ 943,486		1,000,957
Maturity	Feb-25
Objective	Investments
Segments	Compass
Unsecured | Resolution 4,131 | Prefixed [member] | May-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate
Loans, borrowings and debentures			395,285
Maturity	May-23
Objective	Investments
Segments	Compass
Unsecured | Resolution 4,131 | Prefixed [member] | Feb-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	1.36%	1.36%
Loans, borrowings and debentures	$ 362,774		377,705
Maturity	Feb-24
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | Oct-33
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.73%
Interest Rate	10.41%	10.41%
Loans, borrowings and debentures	$ 551,709		537,261
Maturity	Oct-33
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | Jan-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.80%
Currency	Real
Interest Rate	13.66%	13.66%
Loans, borrowings and debentures	$ 1,260,684
Maturity	Jan-31
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | CDI + 1.50% | May-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.50%
Currency	Real
Interest Rate	13.32%	13.32%
Loans, borrowings and debentures	$ 406,471		407,308
Maturity	May-28
Objective	Investments
Segments	Cosan Corporate
Unsecured | Swaps Debentures | IPCA + 4.68% | Feb-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.68%
Currency	Real
Interest Rate	9.32%	9.32%
Loans, borrowings and debentures	$ 396,201		518,680
Maturity	Feb-26
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 4.50% | Jun-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.50%
Currency	Real
Interest Rate	9.13%	9.13%
Loans, borrowings and debentures	$ 1,596,910		1,523,382
Maturity	Jun-31
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 3.60% | Dec-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.60%
Currency	Real
Interest Rate	8.19%	8.19%
Loans, borrowings and debentures	$ 413,881		367,476
Maturity	Dec-30
Objective	Capital management
Segments	Rumo
Unsecured | Swaps Debentures | CDI + 2.65% | Aug-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.65%
Currency	Real
Interest Rate	14.61%	14.61%
Loans, borrowings and debentures	$ 1,208,141		1,819,837
Maturity	Aug-25
Objective	Investments
Segments	Cosan Corporate
Unsecured | Swaps Debentures | IPCA + 6.80% | Apr-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.80%
Currency	Real
Interest Rate	11.53%	11.53%
Loans, borrowings and debentures	$ 1,004,762		893,852
Maturity	Apr-30
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 3.90% | Oct-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 3.90%
Currency	Real
Interest Rate	8.50%	8.50%
Loans, borrowings and debentures	$ 1,113,820		1,048,252
Maturity	Oct-29
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 5.73% | Oct-33
Disclosure of detailed information about borrowings [line items]
Currency	Real
Unsecured | Swaps Debentures | IPCA + 4.00% | Dec-35
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.00%
Currency	Real
Interest Rate	8.61%	8.61%
Loans, borrowings and debentures	$ 1,077,141		941,203
Maturity	Dec-35
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 4.54% | Jun-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.54%
Currency	Real
Interest Rate	9.17%	9.17%
Loans, borrowings and debentures	$ 254,232		80,987
Maturity	Jun-36
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | IPCA + 7.36% | Dec-25
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Currency	Real
Interest Rate	12.12%	12.12%
Loans, borrowings and debentures	$ 80,960		114,014
Maturity	Dec-25
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | IPCA + 5.87% | Dec-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.87%
Currency	Real
Interest Rate
Loans, borrowings and debentures			907,366
Maturity	Dec-23
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | IPCA + 4.33% | Oct-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Interest Rate	8.95%	8.95%
Loans, borrowings and debentures	$ 554,147		523,837
Maturity	Oct-24
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | IPCA + 4.33% | Oct-24
Disclosure of detailed information about borrowings [line items]
Currency	Real
Unsecured | Swaps Debentures | IGPM + 6.10% | May-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Currency	Real
Interest Rate	6.10%	6.10%
Loans, borrowings and debentures	$ 359,639		372,171
Maturity	May-28
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | IPCA + 5.22% | Aug-36
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.22%
Currency	Real
Interest Rate	9.88%	9.88%
Loans, borrowings and debentures	$ 533,854		467,841
Maturity	Aug-36
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | IPCA + 5.75% | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.75%
Currency	Real
Interest Rate	10.43%	10.43%
Loans, borrowings and debentures	$ 412,478		394,008
Maturity	Aug-31
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | CDI + 1.65% | Aug-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.65%
Currency	Real
Interest Rate	13.49%	13.49%
Loans, borrowings and debentures	$ 784,475		787,519
Maturity	Aug-28
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | CDI + 2.00% | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.00%
Currency	Real
Interest Rate	13.88%	13.88%
Loans, borrowings and debentures	$ 942,011		946,379
Maturity	Aug-31
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | I P C A Index Plus 5 Point 76 Percent [member] | Aug-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.76%
Currency	Real
Interest Rate	10.45%	10.45%
Loans, borrowings and debentures | R$		R$ 753,439
Maturity	Aug-29
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | I P C A Index Plus 6 Point 18 Percent [member] | May-33
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 6.18%
Currency	Real
Interest Rate	10.88%	10.88%
Loans, borrowings and debentures | R$		R$ 749,252
Maturity	May-33
Objective	Investments
Segments	Rumo
Unsecured | Swaps Debentures | CDI + 1.95% | Aug-24
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.95%
Currency	Real
Interest Rate	13.83%	13.83%
Loans, borrowings and debentures | R$		R$ 735,565		824,866
Maturity	Aug-24
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | C D I Index Plus 1 Point 55 Percent [member]
Disclosure of detailed information about borrowings [line items]
Currency	Real
Unsecured | Swaps Debentures | C D I Index Plus 1 Point 55 Percent [member] | Nov-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.55%
Interest Rate	13.38%	13.38%
Loans, borrowings and debentures | R$		R$ 1,764,022
Maturity	Nov-30
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | C D I Index, 2 [member] | Aug-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	109.20% of CDI
Currency	Real
Interest Rate	9.78%	9.78%
Loans, borrowings and debentures | R$		R$ 550,342		491,153
Maturity	Aug-31
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | C D I Index Plus 2 Point 40 Percent [member] | Apr-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.40%
Currency	Real
Interest Rate	14.33%	14.33%
Loans, borrowings and debentures | R$		R$ 1,020,673
Maturity	Apr-28
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | C D I Index Plus 2 Point 40 Percent [member] | Jun-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.40%
Currency	Real
Interest Rate	14.33%	14.33%
Loans, borrowings and debentures | R$		R$ 998,542
Maturity	Jun-28
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Swaps Debentures | CDI + 1.45% | Dec-26
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.45%
Currency	Real
Interest Rate	13.27%	13.27%
Loans, borrowings and debentures	$ 399,457		399,616
Maturity	Dec-26
Objective	Investments
Segments	Compass
Unsecured | Swaps Debentures | CDI + 1.90% | May-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.90%
Currency	Real
Interest Rate	13.77%	13.77%
Loans, borrowings and debentures	$ 1,117,966		1,120,577
Maturity	May-32
Objective	Investments
Segments	Cosan Corporate
Unsecured | Swaps Debentures | IPCA + 5.99% | Jan-32
Disclosure of detailed information about borrowings [line items]
Currency	Real
Unsecured | Swaps Debentures | IPCA + 5.99% | Jun-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.99%
Interest Rate	10.69%	10.69%
Loans, borrowings and debentures	$ 470,177		435,780
Maturity	Jun-32
Objective	Investments
Segments	Rumo
Unsecured | Perpetual notes | Prefixed [member] | Nov-40
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	8.25%	8.25%
Loans, borrowings and debentures	$ 2,451,160		2,641,732
Maturity	Nov-40
Objective	Acquisition
Segments	Cosan Corporate
Unsecured | Senior Notes Due 2027 [Member] | Prefixed [member] | Jan-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	7.00%	7.00%
Loans, borrowings and debentures	$ 2,016,330		3,587,265
Maturity	Jan-27
Objective	Acquisition
Segments	Cosan Corporate
Unsecured | Senior notes due 2028 | Prefixed [member] | Jan-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	5.25%	5.25%
Loans, borrowings and debentures	$ 2,178,449		2,196,083
Maturity	Jan-28
Objective	Acquisition
Segments	Rumo
Unsecured | Senior Notes Due 2029 [Member] | Prefixed [member] | Sep-29
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	5.50%	5.50%
Loans, borrowings and debentures	$ 3,622,922		3,953,564
Maturity	Sep-29
Objective	Acquisition
Segments	Cosan Corporate
Unsecured | Senior Notes Due 2030 [Member] | Jun-30
Disclosure of detailed information about borrowings [line items]
Currency	Dollar
Unsecured | Senior Notes Due 2030 [Member] | Prefixed [member] | Jun-30
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Interest Rate	7.50%	7.50%
Loans, borrowings and debentures | R$		R$ 2,642,023
Objective	Capital management
Segments	Cosan Corporate
Unsecured | Senior Notes Due 2032 [Member] | Prefixed [member] | Jan-32
Disclosure of detailed information about borrowings [line items]
Interest, Index	Prefixed
Currency	Dollar
Interest Rate	4.20%	4.20%
Loans, borrowings and debentures	$ 2,066,885		2,124,051
Maturity	Jan-32
Objective	Acquisition
Segments	Rumo
Unsecured | Prepayment | Libor 3-month + 1.00% | Oct-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	3M Libor + 1.00%
Interest Rate
Loans, borrowings and debentures			104,667
Maturity	Oct-23
Unsecured | Prepayment | 3M Libor + 1.00% | Oct-23
Disclosure of detailed information about borrowings [line items]
Currency	Dollar
Objective	Capital management
Segments	Moove
Unsecured | Prepayment | 1.27% | Jul-31
Disclosure of detailed information about borrowings [line items]
Currency	Dollar
Unsecured | Prepayment | 1.27% | Jul-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	1.27%
Interest Rate
Loans, borrowings and debentures			151,871
Maturity	Jul-23
Objective	Capital management
Segments	Moove
Unsecured | Working capital | Jun-23
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.60%
Interest Rate
Loans, borrowings and debentures			100,170
Maturity	Jun-23
Objective	Capital management
Segments	Moove
Unsecured | Working capital | SOFR + 1.50% | May-27
Disclosure of detailed information about borrowings [line items]
Interest, Index	SOFR + 1.50%
Currency	Dollar
Interest Rate	1.50%	1.50%
Loans, borrowings and debentures	$ 2,175,107		$ 2,334,615
Maturity	May-27
Objective	Acquisition
Segments	Moove
Unsecured | Working capital | SOFR + 1.50% | Jun-23
Disclosure of detailed information about borrowings [line items]
Currency	Real
Unsecured | Commercial bank notes [member] | Jan-31
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.80%
Currency	Real
Interest Rate	13.66%	13.66%
Loans, borrowings and debentures | R$		R$ 448,165
Maturity	Jan-31
Unsecured | Commercial bank notes [member] | Dec-28
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 1.75%
Currency	Real
Interest Rate	13.60%	13.60%
Loans, borrowings and debentures | R$		R$ 547,755
Maturity	Dec-28